Business Combinations - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2018 $ / shares	May 31, 2018 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 TWD ($)	May 31, 2016 TWD ($)
Disclosure of subsidiaries [Line Items]
Significant unobservable inputs discount rate			25.00%	25.00%
Revenue from continuing operations			$ 12,978,159	$ 397,261,461
Profit from continuing operations			$ 838,766	$ 25,674,641
TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary			60.00%		60.00%	60.00%
Total consideration was paid to key management personnel and related parties					$ 89,998
TLJ Intertech Inc. [member] | Related parties [member]
Disclosure of subsidiaries [Line Items]
Total consideration was paid to key management personnel and related parties						$ 41,739
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage of shareholdings acquired by subsidiary	100.00%	100.00%	100.00%		100.00%
Total consideration was paid to key management personnel and related parties			$ 5,502,796		$ 168,440,585
Cash consideration | (per share)	$ 51.2	$ 1.7